Fees and Commissions (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commission income
Commissions for lines of credit and overdrafts	$ 10,315	$ 6,624	$ 7,413
Commissions for guarantees and letters of credit	35,039	33,654	33,882
Commissions for card services	225,702	218,903	201,791
Commissions for account management	35,949	33,865	31,901
Commissions for collections, collections and payments	33,355	40,077	44,312
Commissions for intermediation and management of values	10,154	10,147	10,090
Remuneration for insurance commercialization	49,664	39,949	36,430
Office banking	13,655	15,921	15,669
Other remuneration for services rendered	47,331	45,633	43,123
Other commissions earned	37,494	39,690	30,947
Total	498,658	484,463	455,558
Commission expenses
Remuneration for card operation	(171,513)	(163,794)	(149,809)
Commissions per transaction with securities	(1,001)	(936)	(858)
Office banking	(1,860)	(4,096)	(15,283)
Other commissions	(37,198)	(24,752)	(10,545)
Total	(211,572)	(193,578)	(176,495)
Total Net commission income and expenses	287,086	290,885	279,063
Transferred over time [Member]
Commission income
Commissions for lines of credit and overdrafts	10,315	6,624
Commissions for guarantees and letters of credit	35,039	33,654
Commissions for card services	41,347	34,856
Commissions for account management	35,949	33,865
Commissions for collections, collections and payments
Commissions for intermediation and management of values
Remuneration for insurance commercialization
Office banking
Other remuneration for services rendered
Other commissions earned
Total	122,650	108,999
Commission expenses
Remuneration for card operation
Commissions per transaction with securities
Office banking
Other commissions
Total
Total Net commission income and expenses	122,650	108,999
Transferred at a point in time [Member]
Commission income
Commissions for lines of credit and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services	184,355	184,047
Commissions for account management
Commissions for collections, collections and payments	12,854	15,719
Commissions for intermediation and management of values	10,154	10,147
Remuneration for insurance commercialization
Office banking	13,655	15,921
Other remuneration for services rendered	47,331	45,633
Other commissions earned	37,494	39,690
Total	305,843	311,157
Commission expenses
Remuneration for card operation	(171,513)	(163,794)
Commissions per transaction with securities	(1,001)	(936)
Office banking	(1,860)	(4,096)
Other commissions	(37,198)	(24,752)
Total	(211,572)	(193,578)
Total Net commission income and expenses	94,271	117,579
Accrual model [Member]
Commission income
Commissions for lines of credit and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services
Commissions for account management
Commissions for collections, collections and payments	20,501	24,358
Commissions for intermediation and management of values
Remuneration for insurance commercialization	49,664	39,949
Office banking
Other remuneration for services rendered
Other commissions earned
Total	70,165	64,307
Commission expenses
Remuneration for card operation
Commissions per transaction with securities
Office banking
Other commissions
Total
Total Net commission income and expenses	70,165	64,307
Individuals and PYMEs [Member]
Commission income
Commissions for lines of credit and overdrafts	6,123	5,901
Commissions for guarantees and letters of credit	11,553	11,099
Commissions for card services	218,635	211,615
Commissions for account management	32,608	30,386
Commissions for collections, collections and payments	36,129	66,780
Commissions for intermediation and management of values	3,219	4,050
Remuneration for insurance commercialization	49,664
Office banking	9,280	11,420
Other remuneration for services rendered	42,499	40,901
Other commissions earned	12,462	6,908
Total	422,172	389,060
Commission expenses
Remuneration for card operation	(168,024)	(159,817)
Commissions per transaction with securities		(169)
Office banking	(1,186)	(2,374)
Other commissions	(22,335)	(6,168)
Total	(191,545)	(168,528)
Total Net commission income and expenses	230,627	220,532
Companies and Institutions [Member]
Commission income
Commissions for lines of credit and overdrafts	935	271
Commissions for guarantees and letters of credit	17,531	16,258
Commissions for card services	6,042	6,193
Commissions for account management	2,515	2,678
Commissions for collections, collections and payments	2,185	1,693
Commissions for intermediation and management of values	245	134
Remuneration for insurance commercialization
Office banking	3,782	3,893
Other remuneration for services rendered	3,748	3,833
Other commissions earned	10,727	9,743
Total	47,710	44,696
Commission expenses
Remuneration for card operation	(3,475)	(3,186)
Commissions per transaction with securities		(3)
Office banking	(389)	(985)
Other commissions	(5,134)	(3,776)
Total	(8,998)	(7,950)
Total Net commission income and expenses	38,712	36,746
Global Investment Banking [Member]
Commission income
Commissions for lines of credit and overdrafts	3,240	453
Commissions for guarantees and letters of credit	5,842	6,239
Commissions for card services	950	1,036
Commissions for account management	823	799
Commissions for collections, collections and payments	464	458
Commissions for intermediation and management of values	8,301	7,221
Remuneration for insurance commercialization
Office banking	606	608
Other remuneration for services rendered	839	819
Other commissions earned	14,293	23,320
Total	35,358	40,953
Commission expenses
Remuneration for card operation	(321)	(134)
Commissions per transaction with securities	(33)	(419)
Office banking	(282)	(722)
Other commissions	(5,619)	(4,614)
Total	(6,255)	(5,889)
Total Net commission income and expenses	29,103	35,064
Others [Member]
Commission income
Commissions for lines of credit and overdrafts	17	(1)
Commissions for guarantees and letters of credit	113	58
Commissions for card services	75	59
Commissions for account management	3	2
Commissions for collections, collections and payments	(5,423)	(28,854)
Commissions for intermediation and management of values	(1,611)	(1,258)
Remuneration for insurance commercialization		39,949
Office banking	(13)
Other remuneration for services rendered	245	80
Other commissions earned	12	(281)
Total	(6,582)	9,754	1,651
Commission expenses
Remuneration for card operation	307	(657)
Commissions per transaction with securities	(968)	(345)
Office banking	(3)	(15)
Other commissions	(4,110)	(10,194)
Total	(4,774)	(11,211)
Total Net commission income and expenses	(11,356)	(1,457)
Total [Member]
Commission income
Commissions for lines of credit and overdrafts	10,315	6,624
Commissions for guarantees and letters of credit	35,039	33,654
Commissions for card services	225,702	218,903
Commissions for account management	35,949	33,865
Commissions for collections, collections and payments	33,355	40,077
Commissions for intermediation and management of values	10,154	10,147
Remuneration for insurance commercialization	49,664	39,949
Office banking	13,655	15,921
Other remuneration for services rendered	47,331	45,633
Other commissions earned	37,494	39,690
Total	498,658	311,157	$ 254,424
Commission expenses
Remuneration for card operation	(171,513)	(163,794)
Commissions per transaction with securities	(1,001)	(936)
Office banking	(1,860)	(4,096)
Other commissions	(37,198)	(24,752)
Total	(211,572)	(193,578)
Total Net commission income and expenses	$ 287,086	$ 290,885